Operating Leases (Details)	6 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jan. 01, 2018 m²
Operating Leases [Abstract]
Office and warehouse square meters (in Square Meters) | m²			3,627
Lease agreement period			10 years
Over lease agreement period	10 years
Operating lease expenses (in Dollars) | $	$ 35,098	$ 37,170
Discount rate, percentage	5.40%
Remaining lease term	4 years 3 months